Revision to Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Revision to Prior Period Financial Statements [Abstract]
Schedule of Consolidated Statements of Balance Sheets

The effects of adjustment for the error on the consolidated statements of balance sheets are as follows:

	As of December 31, 2024
	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB
Assets
Prepaid expenses and other current assets, net	20,055	8,597	28,652
Total current assets	145,413	8,597	154,010
Total assets	317,181	8,597	325,778

Shareholders’ Equity
Accumulated deficits	(4,610,099)	8,597	(4,601,502)
Total Ucommune International Ltd. Shareholders’ Equity	101,009	8,597	109,606
Total Equity	143,238	8,597	151,835
Tota Liability and Equity	317,181	8,597	325,778

Schedule of Consolidated Statements of Operations

The effects of adjustment for the error on the consolidated statements of operations are as follows:

	For the year ended December 31,
	2023			2024
	As previously reported	Adjustments	Adjusted	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB	RMB	RMB	RMB
Sales and marketing expenses	(8,826)	183	(8,643)	(3,540)	—	(3,540)
Loss from operations	(114,440)	183	(114,257)	(46,332)	—	(46,332)
Other income, net	9,124	(451)	8,673	2,459	(279)	2,180
Loss before income taxes and loss from equity method investments	(3,096)	(268)	(3,364)	(63,908)	(279)	(64,187)
Net loss from continuing operations	(10,582)	(268)	(10,850)	(70,760)	(279)	(71,039)
Net loss	(22,556)	(268)	(22,824)	(79,967)	(279)	(80,246)
Net loss attributable to Ucommune International Ltd. from continuing operations	(6,816)	(268)	(7,084)	(65,799)	(279)	(66,078)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations	(12.60)	(0.50)	(13.10)	(56.14)	(0.24)	(56.38)

Schedule of Consolidated Statements of Comprehensive Losses

The effects of adjustment for the error on the consolidated statements of comprehensive losses are as follows:

	For the year ended December 31,
	2023			2024
	As previously reported	Adjustments	Adjusted	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB	RMB	RMB	RMB
Net loss	(22,556)	(268)	(22,824)	(79,967)	(279)	(80,246)
Total Comprehensive loss	(24,104)	(268)	(24,372)	(72,581)	(279)	(72,860)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	(6,407)	(268)	(6,675)	(61,818)	(279)	(62,097)

Schedule of Consolidated Statements of Changes in Shareholders’ Equity

The effects of adjustment for the error on the consolidated statements of changes in Shareholders’ equity are as follows:

	Accumulated deficit
	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB
Balance as of December 31, 2022	(4,529,473)	9,144	(4,520,329)
Net loss	(4,864)	(268)	(5,132)
Balance as of December 31, 2023	(4,540,848)	8,876	(4,531,972)
Net loss	(69,251)	(279)	(69,530)
Balance as of December 31, 2024	(4,610,099)	8,597	(4,601,502)